Related Parties - Compensation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Parties
Defined benefit obligation	$ 1,374,651	$ 1,204,464
Service cost	81,802	76,323
Key Management Personnel
Related Parties
Key management compensation	638,176	527,596	$ 692,869
Defined benefit obligation	286,140	228,912	206,851
Cumulative contributions made by the Group to the pension and seniority premium plans on behalf of these directors and officers	$ 87,508	$ 78,808	$ 75,479